Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Schedule of lease payments for rent office under non-cancellable leases
	Consolidated
	2022	2021
	A$	A$
Within one year	19,925	9,113
In the second to fifth years, inclusive	13,283	-

	33,208	9,113